Property, equipment, intangible assets and leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment
(a)    Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Other	Total

Balance as of January 1, 2022	57,931	18,221	690	39,200	164,096	33,826	313,964
Additions	10,775	152	1,542	245	31,849	—	44,563
Write-offs	—	—	—	—	(1,179)	—	(1,179)
Transfers	101	41	—	104	(15,264)	—	(15,018)
Foreign exchange	21	(58)	—	(407)	—	—	(444)
Depreciation in the year	(18,774)	(3,649)	(93)	(5,019)	(17)	(3,440)	(30,992)
Balance as of December 31, 2022	50,054	14,707	2,139	34,123	179,485	30,386	310,894
Cost	101,101	31,291	2,557	54,553	179,485	34,399	403,386
Accumulated depreciation	(51,047)	(16,584)	(418)	(20,430)	—	(4,013)	(92,492)

Balance as of January 1, 2023	50,054	14,707	2,139	34,123	179,485	30,386	310,894
Additions	9,124	11,328	728	338	44,486	—	66,004
Business combination (Note 5(ii))	35,945	1,881	94	797	816	—	39,533
Write-offs	(1,059)	(158)	(8)	(52)	—	—	(1,277)
Transfers	—	1,501	624	18,041	(20,166)	—	—
Foreign exchange	779	16	1	60	—	—	856
Depreciation in the year	(26,923)	(4,740)	(260)	(7,285)	—	(3,440)	(42,648)
Balance as of December 31, 2023	67,920	24,535	3,318	46,022	204,621	26,946	373,362
Cost	178,361	46,815	4,490	90,191	204,621	34,399	558,877
Accumulated depreciation	(110,441)	(22,280)	(1,172)	(44,169)	—	(7,453)	(185,515)

Balance as of January 1, 2024	67,920	24,535	3,318	46,022	204,621	26,946	373,362
Additions	5,311	5,186	524	455	133,332	—	144,808
Write-offs	(67)	(30)	(20)	—	(14,208)	—	(14,325)
Transfers	(8,069)	7,088	19,034	105,807	(123,860)	—	—
Foreign exchange	82	(101)	—	(136)	120	—	(35)
Disposal	—	—	—	—	(10,000)	—	(10,000)
Depreciation in the year	(19,897)	(4,644)	(3,790)	(11,991)	(92)	(3,440)	(43,854)
Balance as of December 31, 2024	45,280	32,034	19,066	140,157	189,913	23,506	449,956
Cost	133,339	54,916	29,752	183,728	192,965	34,399	629,099
Accumulated depreciation	(88,059)	(22,882)	(10,686)	(43,571)	(3,052)	(10,893)	(179,143)

Summary of intangible assets
(b)    Goodwill and Intangible assets

	Software	Goodwill	Customer list	Trademarks	Other intangible assets	Total

Balance as of January 1, 2022	152,332	542,745	92,489	2,567	30,842	820,975
Additions	13,655	—	13,000	—	55,757	82,412
Business combination (Note 5(ii))	—	60,037	—	—	—	60,037
Write-offs	(7,337)	(156)	(12,133)	—	—	(19,626)
Transfers	10,125	(7,404)	(21,189)	18,468	—	—
Foreign exchange	(3,986)	—	—	—	(1)	(3,987)
Amortization in the year	(76,450)	—	(10,663)	(8,495)	(21)	(95,629)
Balance as of December 31, 2022	88,339	595,222	61,504	12,540	86,577	844,182
Cost	276,195	595,222	141,252	25,000	86,674	1,124,343
Accumulated amortization	(187,856)	—	(79,748)	(12,460)	(97)	(280,161)

Balance as of January 1, 2023	88,339	595,222	61,504	12,540	86,577	844,182
Additions	22,387	—	58,692	—	49,140	130,219
Business combination (Note 5(ii))	46,916	1,257,605	355,730	29,909	—	1,690,160
Write-offs	(4,945)	(19,420)	—	(3,113)	(2,722)	(30,200)
Transfers	77,964	—	(7,876)	7,090	(77,178)	—
Foreign exchange	—	—	—	—	1,494	1,494
Amortization in the year	(71,680)	—	(35,076)	(11,468)	(15,586)	(133,810)
Balance as of December 31, 2023	158,981	1,833,407	432,974	34,958	41,725	2,502,045
Cost	302,560	1,833,407	555,674	51,110	41,725	2,784,476
Accumulated amortization	(143,579)	—	(122,700)	(16,152)	—	(282,431)

Balance as of January 1, 2024	158,981	1,833,407	432,974	34,958	41,725	2,502,045
Additions	5,042	4,620	—	—	175,742	185,404
Business combination (Note 5(ii))	—	103,544	(1,633)	(39)	—	101,872
Write-offs	(15,127)	—	—	—	—	(15,127)
Transfers	(28,677)	(20,222)	(9,911)	18,245	40,565	—
Foreign exchange	164	—	—	—	223	387
Amortization in the year	(50,770)	—	(62,449)	(14,254)	(12,659)	(140,132)
Balance as of December 31, 2024	69,613	1,921,349	358,981	38,910	245,596	2,634,449
Cost	197,295	1,921,349	492,886	122,797	266,466	3,000,793
Accumulated amortization	(127,682)	—	(133,905)	(83,887)	(20,870)	(366,344)

Disclosure of quantitative information about right-of-use assets [text block]
d)    Leases
Set out below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities

As of January 1, 2023	258,491	285,638
Additions (i)	90,851	116,774
Business combination (Note 5(ii))	17,493	19,802
Depreciation expense	(75,955)	—
Write-offs	(114)	(675)
Interest expense	(3,864)	22,927
Revaluation	1,187	—
Effects of exchange rate	(6,285)	(6,967)
Payment of lease liabilities	—	(132,737)
As of December 31, 2023	281,804	304,762

Current	—	123,978
Non-current	281,804	180,784

As of January 1, 2024	281,804	304,762
Additions (i)	160,257	157,750
Depreciation expense	(81,339)	—
Write-offs	—	—
Interest expense	—	19,135
Revaluation	1,304	—
Cancellation/expiration	(65,050)	(65,050)
Effects of exchange rate	16,165	20,716
Payment of lease liabilities	—	(125,966)
As of December 31, 2024	313,141	311,347

Current	—	40,756
Non-current	313,141	270,591

(i)Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.